Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-7.43%
Alphabet, Inc., Class A	291,532	$93,342,716
Alphabet, Inc., Class C	291,087	93,182,770
AT&T, Inc.	1,595,886	41,524,954
Charter Communications, Inc., Class A(b)(c)	78,836	15,776,660
Comcast Corp., Class A	1,394,410	37,216,803
Electronic Arts, Inc.	16,447	3,322,787
Fox Corp., Class A(c)	53,337	3,493,574
Fox Corp., Class B	58,942	3,433,961
Live Nation Entertainment, Inc.(b)(c)	52,037	6,840,264
Match Group, Inc.	34,166	1,138,070
Meta Platforms, Inc., Class A	89,352	57,895,628
Netflix, Inc.(b)	124,830	13,429,211
News Corp., Class A	58,167	1,493,729
News Corp., Class B(c)	53,024	1,560,496
Omnicom Group, Inc.(c)	78,344	5,610,997
Paramount Skydance Corp.(c)	715,682	11,465,226
Take-Two Interactive Software, Inc.(b)	8,932	2,197,897
TKO Group Holdings, Inc.	7,494	1,453,012
T-Mobile US, Inc.	131,315	27,446,148
Trade Desk, Inc. (The), Class A(b)	21,804	862,566
Verizon Communications, Inc.	1,183,002	48,633,212
Walt Disney Co. (The)	305,221	31,886,438
Warner Bros. Discovery, Inc.(b)	1,152,138	27,651,312
		530,858,431
Consumer Discretionary-11.54%
Airbnb, Inc., Class A(b)	35,127	4,109,508
Amazon.com, Inc.(b)	1,093,105	254,933,948
Aptiv PLC(b)	90,070	6,984,928
AutoZone, Inc.(b)	1,736	6,864,717
Best Buy Co., Inc.	203,850	16,161,228
Booking Holdings, Inc.	1,731	8,507,328
Carnival Corp.(b)(c)	312,520	8,056,766
Chipotle Mexican Grill, Inc.(b)	112,003	3,866,344
D.R. Horton, Inc.	73,837	11,740,821
Darden Restaurants, Inc.	21,414	3,845,526
Deckers Outdoor Corp.(b)	16,855	1,483,746
Domino’s Pizza, Inc.	4,005	1,680,618
DoorDash, Inc., Class A(b)	17,321	3,435,967
eBay, Inc.	43,082	3,566,759
Expedia Group, Inc.	24,398	6,238,325
Ford Motor Co.	6,097,285	80,971,945
Garmin Ltd.	10,710	2,091,877
General Motors Co.	1,229,034	90,358,580
Genuine Parts Co.	63,821	8,322,258
Hasbro, Inc.	20,512	1,694,291
Hilton Worldwide Holdings, Inc.	15,721	4,480,957
Home Depot, Inc. (The)	150,008	53,540,855
Las Vegas Sands Corp.	79,850	5,442,576
Lennar Corp., Class A	86,187	11,316,353
LKQ Corp.(c)	163,889	4,865,864
Lowe’s Cos., Inc.	117,938	28,597,606
lululemon athletica, Inc.(b)	24,910	4,587,924
Marriott International, Inc., Class A	36,869	11,237,303
McDonald’s Corp.	32,096	10,008,175
MGM Resorts International(b)	179,244	6,325,521
Mohawk Industries, Inc.(b)	29,620	3,432,958
NIKE, Inc., Class B	234,719	15,169,889
Norwegian Cruise Line Holdings Ltd.(b)(c)	140,790	2,598,983
NVR, Inc.(b)	482	3,618,514
O’Reilly Automotive, Inc.(b)	60,988	6,202,480
Pool Corp.	6,164	1,501,550
	Shares	Value
Consumer Discretionary-(continued)
PulteGroup, Inc.	48,975	$6,229,130
Ralph Lauren Corp.	8,837	3,246,095
Ross Stores, Inc.	54,297	9,575,819
Royal Caribbean Cruises Ltd.(c)	18,914	5,035,852
Starbucks Corp.	166,196	14,477,334
Tapestry, Inc.	24,983	2,730,142
Tesla, Inc.(b)	100,203	43,104,324
TJX Cos., Inc. (The)	155,791	23,667,769
Tractor Supply Co.(c)	97,031	5,315,358
Ulta Beauty, Inc.(b)	8,538	4,600,531
Williams-Sonoma, Inc.(c)	14,517	2,613,205
Wynn Resorts Ltd.	21,298	2,740,627
Yum! Brands, Inc.	20,273	3,106,026
		824,285,200
Consumer Staples-11.44%
Altria Group, Inc.	114,519	6,757,766
Archer-Daniels-Midland Co.	506,448	30,761,651
Brown-Forman Corp., Class B(c)	54,177	1,570,049
Bunge Global S.A.	232,435	22,330,030
Campbell’s Co. (The)	114,644	3,494,349
Church & Dwight Co., Inc.	24,451	2,082,247
Clorox Co. (The)	21,601	2,331,612
Coca-Cola Co. (The)	260,573	19,053,098
Colgate-Palmolive Co.	89,975	7,233,090
Conagra Brands, Inc.	224,598	4,009,074
Constellation Brands, Inc., Class A	26,394	3,599,614
Costco Wholesale Corp.	105,593	96,468,709
Dollar General Corp.	146,959	16,090,541
Dollar Tree, Inc.(b)(c)	83,036	9,201,219
Estee Lauder Cos., Inc. (The), Class A	61,223	5,759,248
General Mills, Inc.	145,841	6,905,571
Hershey Co. (The)	22,778	4,284,086
Hormel Foods Corp.	180,788	4,196,089
J.M. Smucker Co. (The)	29,666	3,090,604
Kellanova	59,885	5,008,781
Kenvue, Inc.	306,918	5,325,027
Keurig Dr Pepper, Inc.	214,990	5,998,221
Kimberly-Clark Corp.	55,213	6,024,843
Kraft Heinz Co. (The)	357,502	9,119,876
Kroger Co. (The)	824,313	55,459,779
Lamb Weston Holdings, Inc.	43,229	2,553,105
McCormick & Co., Inc.	36,845	2,486,301
Molson Coors Beverage Co., Class B	86,164	4,007,488
Mondelez International, Inc., Class A	223,916	12,890,844
Monster Beverage Corp.(b)	45,631	3,421,869
PepsiCo, Inc.	241,832	35,970,092
Philip Morris International, Inc.	88,399	13,921,074
Procter & Gamble Co. (The)	201,180	29,806,829
Sysco Corp.	381,074	29,037,839
Target Corp.	437,398	39,637,007
Tyson Foods, Inc., Class A	366,751	21,289,896
Walmart, Inc.	2,593,729	286,632,992
		817,810,510
Energy-6.69%
APA Corp.(c)	161,701	4,037,674
Baker Hughes Co., Class A	221,367	11,112,623
Chevron Corp.	446,694	67,508,894
ConocoPhillips	229,457	20,350,541
Coterra Energy, Inc.	99,750	2,677,290
Devon Energy Corp.	176,595	6,544,611
Diamondback Energy, Inc.	37,744	5,759,357
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
EOG Resources, Inc.	71,383	$7,698,656
EQT Corp.	53,268	3,241,890
Expand Energy Corp.	34,319	4,184,516
Exxon Mobil Corp.	1,097,683	127,243,413
Halliburton Co.	370,217	9,707,090
Kinder Morgan, Inc.	217,605	5,944,969
Marathon Petroleum Corp.	275,133	53,301,516
Occidental Petroleum Corp.	221,360	9,297,120
ONEOK, Inc.	143,379	10,440,859
Phillips 66	379,559	51,984,401
SLB Ltd.	368,766	13,364,080
Targa Resources Corp.	39,615	6,944,906
Texas Pacific Land Corp.	291	251,508
Valero Energy Corp.	293,276	51,839,466
Williams Cos., Inc. (The)	72,241	4,401,644
		477,837,024
Financials-15.29%
Aflac, Inc.	55,603	6,133,567
Allstate Corp. (The)	124,494	26,514,732
American Express Co.	89,258	32,603,270
American International Group, Inc.	135,009	10,282,285
Ameriprise Financial, Inc.	13,895	6,332,507
Aon PLC, Class A	17,400	6,158,208
Apollo Global Management, Inc.	72,696	9,584,967
Arch Capital Group Ltd.(b)	76,975	7,229,492
Arthur J. Gallagher & Co.	15,851	3,925,025
Assurant, Inc.	22,012	5,022,258
Bank of America Corp.	1,488,504	79,858,239
Bank of New York Mellon Corp. (The)	145,748	16,338,351
Berkshire Hathaway, Inc., Class B(b)	283,831	145,835,206
BlackRock, Inc.	7,664	8,026,507
Blackstone, Inc., Class A	27,294	3,996,387
Block, Inc., Class A(b)	121,895	8,142,586
Brown & Brown, Inc.	20,483	1,647,448
Capital One Financial Corp.	90,512	19,828,464
Cboe Global Markets, Inc.	7,247	1,870,958
Charles Schwab Corp. (The)	109,562	10,159,684
Chubb Ltd.	77,830	23,051,689
Cincinnati Financial Corp.	28,657	4,802,627
Citigroup, Inc.	654,745	67,831,582
Citizens Financial Group, Inc.	87,357	4,726,014
CME Group, Inc., Class A	9,305	2,618,985
Coinbase Global, Inc., Class A(b)	10,065	2,745,933
Corpay, Inc.(b)	5,126	1,516,271
Erie Indemnity Co., Class A	4,528	1,337,979
Everest Group Ltd.	19,472	6,119,855
FactSet Research Systems, Inc.	2,379	659,625
Fidelity National Information Services, Inc.	58,183	3,826,696
Fifth Third Bancorp	111,410	4,841,879
Fiserv, Inc.(b)	59,825	3,677,443
Franklin Resources, Inc.	133,030	3,005,148
Global Payments, Inc.	41,770	3,164,495
Globe Life, Inc.	15,874	2,138,704
Goldman Sachs Group, Inc. (The)	61,389	50,709,769
Hartford Insurance Group, Inc. (The)	78,755	10,791,798
Huntington Bancshares, Inc.	256,202	4,176,093
Interactive Brokers Group, Inc., Class A	58,419	3,798,403
Intercontinental Exchange, Inc.	25,356	3,988,499
Invesco Ltd.(d)	104,216	2,548,081
Jack Henry & Associates, Inc.	5,585	974,471
JPMorgan Chase & Co.	348,682	109,165,360
KeyCorp	182,095	3,346,906
	Shares	Value
Financials-(continued)
KKR & Co., Inc., Class A	47,958	$5,865,743
Loews Corp.	70,895	7,647,444
M&T Bank Corp.	24,944	4,744,848
Marsh & McLennan Cos., Inc.	48,791	8,950,709
Mastercard, Inc., Class A	19,615	10,798,646
MetLife, Inc.	346,087	26,496,421
Moody’s Corp.	5,397	2,648,740
Morgan Stanley	266,872	45,277,503
MSCI, Inc.	2,003	1,129,131
Nasdaq, Inc.	30,891	2,808,610
Northern Trust Corp.	43,455	5,707,380
PayPal Holdings, Inc.	184,926	11,593,011
PNC Financial Services Group, Inc. (The)	62,934	12,002,772
Principal Financial Group, Inc.	70,717	5,998,216
Progressive Corp. (The)	125,543	28,722,983
Prudential Financial, Inc.	210,811	22,820,291
Raymond James Financial, Inc.	35,362	5,535,567
Regions Financial Corp.	131,466	3,345,810
Robinhood Markets, Inc., Class A(b)	11,474	1,474,294
S&P Global, Inc.	10,188	5,082,080
State Street Corp.	73,332	8,727,975
Synchrony Financial	97,355	7,531,383
T. Rowe Price Group, Inc.	24,928	2,552,129
Travelers Cos., Inc. (The)	65,914	19,303,574
Truist Financial Corp.	256,067	11,907,115
U.S. Bancorp	321,638	15,776,344
Visa, Inc., Class A	43,181	14,441,454
W.R. Berkley Corp.	74,144	5,760,247
Wells Fargo & Co.	577,028	49,537,854
Willis Towers Watson PLC	11,093	3,560,853
		1,092,803,573
Health Care-20.81%
Abbott Laboratories	125,145	16,131,191
AbbVie, Inc.	103,431	23,551,239
Agilent Technologies, Inc.	20,467	3,141,685
Align Technology, Inc.(b)(c)	11,146	1,640,580
Amgen, Inc.	46,908	16,204,838
Baxter International, Inc.	170,010	3,185,987
Becton, Dickinson and Co.	42,800	8,304,056
Biogen, Inc.(b)	25,226	4,593,402
Bio-Techne Corp.(c)	9,024	582,138
Boston Scientific Corp.(b)	66,376	6,742,474
Bristol-Myers Squibb Co.	379,925	18,692,310
Cardinal Health, Inc.	560,173	118,902,321
Cencora, Inc.	401,509	148,128,715
Centene Corp.(b)	2,141,505	84,246,807
Charles River Laboratories International, Inc.(b)	9,854	1,755,392
Cigna Group (The)	324,615	90,009,247
Cooper Cos., Inc. (The)(b)	22,411	1,746,489
CVS Health Corp.	1,963,148	157,758,573
Danaher Corp.	47,249	10,715,128
DaVita, Inc.(b)	37,261	4,459,396
DexCom, Inc.(b)	21,184	1,344,548
Edwards Lifesciences Corp.(b)	27,212	2,358,464
Elevance Health, Inc.	231,725	78,383,299
Eli Lilly and Co.	26,501	28,501,030
GE HealthCare Technologies, Inc.	99,103	7,927,249
Gilead Sciences, Inc.	93,956	11,823,423
HCA Healthcare, Inc.	69,220	35,183,834
Henry Schein, Inc.(b)(c)	70,908	5,287,610
Hologic, Inc.(b)	23,088	1,730,907
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Humana, Inc.	169,039	$41,544,715
IDEXX Laboratories, Inc.(b)	2,386	1,796,372
Incyte Corp.(b)	19,999	2,089,096
Insulet Corp.(b)	2,619	856,911
Intuitive Surgical, Inc.(b)	7,606	4,361,889
IQVIA Holdings, Inc.(b)	31,969	7,353,190
Johnson & Johnson	193,848	40,111,028
Labcorp Holdings, Inc.	18,468	4,963,829
McKesson Corp.	200,867	176,987,931
Medtronic PLC	139,240	14,666,149
Merck & Co., Inc.	283,561	29,725,700
Mettler-Toledo International, Inc.(b)	1,158	1,710,042
Moderna, Inc.(b)(c)	47,472	1,233,323
Molina Healthcare, Inc.(b)	90,995	13,490,919
Pfizer, Inc.	977,083	25,150,116
Quest Diagnostics, Inc.	21,886	4,140,393
Regeneron Pharmaceuticals, Inc.	9,584	7,477,341
ResMed, Inc.	7,139	1,826,370
Revvity, Inc.(c)	12,713	1,327,364
Solventum Corp.(b)	44,234	3,771,391
STERIS PLC	8,530	2,271,368
Stryker Corp.	23,603	8,760,962
Thermo Fisher Scientific, Inc.	34,053	20,119,534
UnitedHealth Group, Inc.	458,159	151,087,093
Universal Health Services, Inc., Class B	33,319	8,117,508
Vertex Pharmaceuticals, Inc.(b)	11,068	4,799,195
Viatris, Inc.	513,992	5,494,575
Waters Corp.(b)	3,926	1,583,827
West Pharmaceutical Services, Inc.	4,366	1,210,474
Zimmer Biomet Holdings, Inc.(c)	28,649	2,793,850
Zoetis, Inc.	23,495	3,011,589
		1,486,866,376
Industrials-9.22%
3M Co.	60,267	10,368,937
A.O. Smith Corp.	19,613	1,294,066
Allegion PLC	8,505	1,412,085
AMETEK, Inc.	13,977	2,765,908
Automatic Data Processing, Inc.	26,353	6,727,921
Axon Enterprise, Inc.(b)	1,169	631,424
Boeing Co. (The)(b)	124,358	23,503,662
Broadridge Financial Solutions, Inc.	10,310	2,351,608
Builders FirstSource, Inc.(b)	42,560	4,776,509
C.H. Robinson Worldwide, Inc.	49,909	7,929,043
Carrier Global Corp.	134,553	7,384,269
Caterpillar, Inc.	56,090	32,294,378
Cintas Corp.	19,245	3,579,955
Copart, Inc.(b)	35,874	1,398,368
CSX Corp.	165,321	5,845,751
Cummins, Inc.	31,219	15,546,438
Dayforce, Inc.(b)	10,092	697,357
Deere & Co.	35,378	16,432,727
Delta Air Lines, Inc.	379,421	24,320,886
Dover Corp.	16,714	3,096,770
Eaton Corp. PLC	27,051	9,356,670
EMCOR Group, Inc.	9,248	5,688,167
Emerson Electric Co.	49,781	6,639,790
Equifax, Inc.	8,940	1,898,588
Expeditors International of Washington, Inc.	34,786	5,110,063
Fastenal Co.	60,685	2,451,674
FedEx Corp.	146,456	40,374,990
Fortive Corp.	37,365	1,998,280
	Shares	Value
Industrials-(continued)
GE Vernova, Inc.	21,412	$12,842,275
Generac Holdings, Inc.(b)	9,035	1,369,977
General Dynamics Corp.	58,568	20,008,586
General Electric Co.	55,408	16,536,518
Honeywell International, Inc.	70,920	13,630,115
Howmet Aerospace, Inc.	15,711	3,214,313
Hubbell, Inc.	4,771	2,058,352
Huntington Ingalls Industries, Inc.	15,966	5,007,257
IDEX Corp.	7,811	1,358,567
Illinois Tool Works, Inc.	22,513	5,612,041
Ingersoll Rand, Inc.(c)	34,391	2,762,973
J.B. Hunt Transport Services, Inc.	32,965	5,734,591
Jacobs Solutions, Inc.	30,629	4,129,095
Johnson Controls International PLC	81,828	9,517,415
L3Harris Technologies, Inc.	29,103	8,110,715
Leidos Holdings, Inc.	35,408	6,766,469
Lennox International, Inc.	3,602	1,796,930
Lockheed Martin Corp.	58,144	26,621,812
Masco Corp.	39,247	2,545,953
Nordson Corp.	4,676	1,111,298
Norfolk Southern Corp.	16,759	4,895,136
Northrop Grumman Corp.	26,229	15,009,545
Old Dominion Freight Line, Inc.	14,454	1,955,482
Otis Worldwide Corp.	60,509	5,376,225
PACCAR, Inc.	118,455	12,487,526
Parker-Hannifin Corp.	9,716	8,372,277
Paychex, Inc.	15,671	1,750,294
Paycom Software, Inc.(c)	3,312	533,795
Pentair PLC	14,166	1,490,830
Quanta Services, Inc.(c)	25,098	11,667,558
Republic Services, Inc.	26,830	5,823,720
Rockwell Automation, Inc.	8,927	3,533,842
Rollins, Inc.	23,777	1,461,810
RTX Corp.	202,823	35,475,771
Snap-on, Inc.	5,838	1,985,212
Southwest Airlines Co.(c)	332,097	11,560,297
Stanley Black & Decker, Inc.	73,775	5,276,388
Textron, Inc.	64,973	5,403,155
Trane Technologies PLC	18,694	7,879,147
TransDigm Group, Inc.	2,494	3,392,264
Uber Technologies, Inc.(b)	188,592	16,509,344
Union Pacific Corp.	42,657	9,889,172
United Airlines Holdings, Inc.(b)	202,486	20,645,472
United Parcel Service, Inc., Class B	404,211	38,719,372
United Rentals, Inc.	6,295	5,131,558
Veralto Corp.	18,980	1,921,156
Verisk Analytics, Inc.	4,284	964,200
W.W. Grainger, Inc.	6,607	6,267,598
Wabtec Corp.	20,834	4,344,931
Waste Management, Inc.	41,215	8,979,512
Xylem, Inc.	23,767	3,343,304
		658,657,429
Information Technology-11.75%
Accenture PLC, Class A	105,774	26,443,500
Adobe, Inc.(b)	24,181	7,741,064
Advanced Micro Devices, Inc.(b)	69,647	15,150,312
Akamai Technologies, Inc.(b)	19,936	1,784,671
Amphenol Corp., Class A	59,196	8,340,716
Analog Devices, Inc.	15,712	4,169,022
Apple, Inc.	677,080	188,803,758
Applied Materials, Inc.	65,730	16,580,392
AppLovin Corp., Class A(b)	3,483	2,087,989
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	19,768	$2,583,282
Autodesk, Inc.(b)	7,613	2,309,327
Broadcom, Inc.	60,954	24,562,024
Cadence Design Systems, Inc.(b)	5,616	1,751,293
CDW Corp.	48,370	6,975,921
Cisco Systems, Inc.	312,819	24,068,294
Cognizant Technology Solutions Corp., Class A	112,567	8,747,582
Corning, Inc.	71,015	5,979,463
CrowdStrike Holdings, Inc., Class A(b)	3,859	1,964,848
Datadog, Inc., Class A(b)	8,108	1,297,361
Dell Technologies, Inc., Class C	306,367	40,854,039
EPAM Systems, Inc.(b)	12,410	2,320,670
F5, Inc.(b)	3,449	824,863
Fair Isaac Corp.(b)	530	957,090
First Solar, Inc.(b)	8,017	2,188,000
Fortinet, Inc.(b)	29,872	2,423,515
Gartner, Inc.(b)	10,330	2,404,204
Gen Digital, Inc.	54,189	1,428,964
GoDaddy, Inc., Class A(b)	12,282	1,570,377
Hewlett Packard Enterprise Co.	508,780	11,127,019
HP, Inc.	722,411	17,641,277
Intel Corp.(b)	804,417	32,627,154
International Business Machines Corp.	93,638	28,894,814
Intuit, Inc.	10,913	6,919,715
Jabil, Inc.	49,809	10,495,254
Keysight Technologies, Inc.(b)	11,565	2,289,292
KLA Corp.	4,880	5,736,294
Lam Research Corp.	64,733	10,098,348
Microchip Technology, Inc.	24,539	1,314,800
Micron Technology, Inc.	90,674	21,442,588
Microsoft Corp.	211,575	104,097,016
Monolithic Power Systems, Inc.	1,114	1,033,981
Motorola Solutions, Inc.	8,593	3,176,660
NetApp, Inc.	19,987	2,229,750
NVIDIA Corp.	350,065	61,961,505
NXP Semiconductors N.V. (Netherlands)	20,678	4,030,969
ON Semiconductor Corp.(b)	49,802	2,502,052
Oracle Corp.	65,606	13,249,132
Palantir Technologies, Inc., Class A(b)	7,764	1,307,846
Palo Alto Networks, Inc.(b)	17,497	3,326,705
PTC, Inc.(b)	4,550	798,206
Qnity Electronics, Inc.	30,977	2,511,925
QUALCOMM, Inc.	102,160	17,172,074
Roper Technologies, Inc.	5,438	2,426,544
Salesforce, Inc.	61,152	14,097,982
Seagate Technology Holdings PLC	17,639	4,880,535
ServiceNow, Inc.(b)	4,890	3,972,685
Skyworks Solutions, Inc.	20,419	1,346,633
Super Micro Computer, Inc.(b)(c)	187,322	6,340,850
Synopsys, Inc.(b)	5,975	2,497,610
TE Connectivity PLC (Switzerland)	29,544	6,681,376
Teledyne Technologies, Inc.(b)	4,092	2,044,036
Teradyne, Inc.	9,016	1,639,920
Texas Instruments, Inc.	33,952	5,713,103
Trimble, Inc.(b)	16,742	1,363,134
Tyler Technologies, Inc.(b)	1,570	737,303
VeriSign, Inc.	2,129	536,487
Western Digital Corp.	52,709	8,608,961
Workday, Inc., Class A(b)	14,770	3,184,707
Zebra Technologies Corp., Class A(b)	6,382	1,613,050
		839,981,833
	Shares	Value
Materials-2.28%
Air Products and Chemicals, Inc.	15,683	$4,094,047
Albemarle Corp.(c)	25,491	3,313,575
Amcor PLC	682,724	5,816,809
Avery Dennison Corp.	19,866	3,424,302
Ball Corp.	92,582	4,585,587
CF Industries Holdings, Inc.	27,782	2,186,443
Corteva, Inc.	89,589	6,044,570
Dow, Inc.	658,948	15,715,910
DuPont de Nemours, Inc.	62,061	2,468,166
Ecolab, Inc.	21,890	6,023,252
Freeport-McMoRan, Inc.	215,281	9,252,777
International Flavors & Fragrances, Inc.	65,612	4,558,722
International Paper Co.(c)	176,713	6,976,629
Linde PLC	26,505	10,875,532
LyondellBasell Industries N.V., Class A	244,323	11,969,384
Martin Marietta Materials, Inc.	4,086	2,546,559
Mosaic Co. (The)	126,168	3,089,854
Newmont Corp.	99,106	8,991,887
Nucor Corp.	82,167	13,104,815
Packaging Corp. of America	15,183	3,098,395
PPG Industries, Inc.	55,672	5,569,427
Sherwin-Williams Co. (The)	24,189	8,313,517
Smurfit WestRock PLC	256,498	9,154,414
Solstice Advanced Materials, Inc.(b)	17,705	844,174
Steel Dynamics, Inc.	48,640	8,163,251
Vulcan Materials Co.	9,724	2,890,362
		163,072,360
Real Estate-0.88%
Alexandria Real Estate Equities, Inc.	13,890	745,476
American Tower Corp.	19,831	3,594,765
AvalonBay Communities, Inc.	5,871	1,068,170
BXP, Inc.	17,517	1,267,530
Camden Property Trust	5,407	574,980
CBRE Group, Inc., Class A(b)	88,043	14,247,999
CoStar Group, Inc.(b)	12,673	871,902
Crown Castle, Inc.	21,627	1,974,113
Digital Realty Trust, Inc.	12,429	1,990,132
Equinix, Inc.	4,309	3,246,013
Equity Residential	17,260	1,065,805
Essex Property Trust, Inc.	2,617	689,894
Extra Space Storage, Inc.	8,528	1,135,674
Federal Realty Investment Trust	4,639	458,008
Healthpeak Properties, Inc.	58,395	1,066,293
Host Hotels & Resorts, Inc.	126,253	2,225,840
Invitation Homes, Inc.	34,121	962,212
Iron Mountain, Inc.	24,776	2,139,408
Kimco Realty Corp.	35,632	736,157
Mid-America Apartment Communities, Inc.	5,817	790,472
Prologis, Inc.	28,913	3,716,188
Public Storage	6,134	1,684,028
Realty Income Corp.	34,560	1,991,002
Regency Centers Corp.	7,794	554,621
SBA Communications Corp., Class A	5,272	1,024,191
Simon Property Group, Inc.	12,681	2,362,724
UDR, Inc.	16,657	606,648
Ventas, Inc.	28,651	2,310,130
VICI Properties, Inc.	44,429	1,280,444
Welltower, Inc.	20,635	4,296,620
Weyerhaeuser Co.	105,001	2,332,072
		63,009,511
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-2.56%
AES Corp. (The)	353,865	$4,975,342
Alliant Energy Corp.	24,300	1,688,121
Ameren Corp.	31,818	3,383,844
American Electric Power Co., Inc.	73,312	9,073,826
American Water Works Co., Inc.	13,348	1,736,174
Atmos Energy Corp.	10,553	1,861,233
CenterPoint Energy, Inc.(c)	89,025	3,559,220
CMS Energy Corp.	42,162	3,180,701
Consolidated Edison, Inc.	62,292	6,251,625
Constellation Energy Corp.	29,547	10,765,745
Dominion Energy, Inc.	95,663	6,004,767
DTE Energy Co.	38,306	5,249,071
Duke Energy Corp.	97,508	12,085,142
Edison International	118,131	6,956,735
Entergy Corp.	51,810	5,052,511
Evergy, Inc.	30,487	2,367,316
Eversource Energy	75,947	5,102,119
Exelon Corp.	206,424	9,726,699
FirstEnergy Corp.	121,657	5,805,472
NextEra Energy, Inc.	133,881	11,552,591
NiSource, Inc.	56,405	2,489,153
NRG Energy, Inc.	68,550	11,618,539
PG&E Corp.	602,951	9,719,570
Pinnacle West Capital Corp.	22,472	2,041,806
PPL Corp.	92,142	3,400,040
Public Service Enterprise Group, Inc.	51,307	4,285,161
Sempra	60,239	5,705,838
	Shares	Value
Utilities-(continued)
Southern Co. (The)	116,483	$10,613,931
Vistra Corp.	39,704	7,101,457
WEC Energy Group, Inc.	31,874	3,572,119
Xcel Energy, Inc.	72,319	5,938,113
		182,863,981
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $5,839,329,213)		7,138,046,228
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.41%
Invesco Private Government Fund, 4.00%(d)(e)(f)	32,964,820	32,964,820
Invesco Private Prime Fund, 4.12%(d)(e)(f)	67,605,950	67,626,232
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,591,052)		100,591,052
TOTAL INVESTMENTS IN SECURITIES-101.30% (Cost $5,939,920,265)		7,238,637,280
OTHER ASSETS LESS LIABILITIES-(1.30)%		(92,827,021)
NET ASSETS-100.00%		$7,145,810,259

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$2,945,321	$329,484	$(1,014,664)	$(22,919)	$310,859	$2,548,081	$22,062
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	35,464,236	(35,464,236)	-	-	-	35,762
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$31,554,203	$109,187,643	$(107,777,026)	$-	$-	$32,964,820	$286,589 *
Invesco Private Prime Fund	81,863,786	190,310,146	(204,548,883)	(3,925)	5,108	67,626,232	768,984 *
Total	$116,363,310	$335,291,509	$(348,804,809)	$(26,844)	$315,967	$103,139,133	$1,113,397

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.52%
EchoStar Corp., Class A(b)(c)	86,188	$6,316,718
Frontier Communications Parent, Inc.(b)	72,032	2,731,453
Iridium Communications, Inc.(c)	21,165	347,106
New York Times Co. (The), Class A	20,784	1,340,568
Nexstar Media Group, Inc., Class A(c)	11,987	2,303,182
Warner Music Group Corp., Class A	85,082	2,402,716
ZoomInfo Technologies, Inc., Class A(b)(c)	47,617	472,361
		15,914,104
Consumer Discretionary-19.84%
Abercrombie & Fitch Co., Class A(b)	23,554	2,305,230
Aramark	208,716	7,757,974
Autoliv, Inc. (Sweden)	37,278	4,398,431
AutoNation, Inc.(b)	54,770	11,572,353
Bath & Body Works, Inc.(c)	116,336	2,025,410
Boyd Gaming Corp.	21,020	1,750,966
Brunswick Corp.	35,049	2,317,089
Burlington Stores, Inc.(b)(c)	17,587	4,435,969
Capri Holdings Ltd.(b)(c)	86,889	2,204,374
Cava Group, Inc.(b)(c)	7,369	360,270
Chewy, Inc., Class A(b)	153,608	5,340,950
Choice Hotels International, Inc.(c)	6,228	568,367
Churchill Downs, Inc.	13,043	1,422,861
Columbia Sportswear Co.	27,613	1,483,094
Crocs, Inc.(b)(c)	22,690	1,928,196
Dick’s Sporting Goods, Inc.	26,997	5,576,770
Duolingo, Inc.(b)	1,384	264,911
Five Below, Inc.(b)	12,904	2,127,741
Floor & Decor Holdings, Inc., Class A(b)(c)	24,072	1,531,461
GameStop Corp., Class A(b)(c)	67,090	1,511,538
Gap, Inc. (The)	281,138	7,610,406
Gentex Corp.(c)	37,714	861,011
Goodyear Tire & Rubber Co. (The)(b)(c)	961,314	8,324,979
Graham Holdings Co., Class B	1,885	2,085,753
Grand Canyon Education, Inc.(b)	2,342	369,427
H&R Block, Inc.	33,329	1,403,817
Harley-Davidson, Inc.	66,316	1,624,079
Hilton Grand Vacations, Inc.(b)(c)	49,222	2,108,178
Hyatt Hotels Corp., Class A	21,296	3,500,849
KB Home(c)	45,302	2,914,278
Lear Corp.	94,121	10,104,831
Lithia Motors, Inc., Class A(c)	49,122	15,662,058
Macy’s, Inc.(c)	593,189	13,263,706
Marriott Vacations Worldwide Corp.(c)	29,595	1,615,887
Mattel, Inc.(b)(c)	132,440	2,797,133
Murphy USA, Inc.	23,063	8,880,869
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,373	1,030,800
Penske Automotive Group, Inc.	73,884	11,948,520
Planet Fitness, Inc., Class A(b)	5,472	612,700
Polaris, Inc.	52,152	3,460,807
PVH Corp.	48,063	4,073,820
RH(b)(c)	6,335	998,333
Service Corp. International(c)	24,183	1,920,856
Somnigroup International, Inc.(c)	31,360	2,870,067
Taylor Morrison Home Corp., Class A(b)	53,596	3,359,933
Texas Roadhouse, Inc.	15,194	2,662,748
Thor Industries, Inc.(c)	39,900	4,214,238
Toll Brothers, Inc.	33,806	4,727,093
TopBuild Corp.(b)(c)	5,561	2,516,352
Travel + Leisure Co.	28,443	1,950,621
Under Armour, Inc., Class A(b)(c)	226,735	1,047,516
Under Armour, Inc., Class C(b)(c)	232,776	1,031,198
	Shares	Value
Consumer Discretionary-(continued)
V.F. Corp.	284,232	$4,974,060
Vail Resorts, Inc.(c)	9,113	1,277,734
Valvoline, Inc.(b)(c)	19,035	595,986
Visteon Corp.	13,546	1,398,625
Whirlpool Corp.(c)	73,818	5,709,822
Wingstop, Inc.(c)	1,046	276,908
Wyndham Hotels & Resorts, Inc.	7,617	557,564
YETI Holdings, Inc.(b)(c)	22,814	946,325
		208,173,842
Consumer Staples-12.09%
Albertson’s Cos., Inc., Class A(c)	1,950,954	35,760,987
BellRing Brands, Inc.(b)(c)	26,785	827,389
BJ’s Wholesale Club Holdings, Inc., Class C(b)	95,587	8,529,228
Boston Beer Co., Inc. (The), Class A(b)	4,134	805,303
Casey’s General Stores, Inc.	13,176	7,516,381
Celsius Holdings, Inc.(b)	13,134	537,706
Coca-Cola Consolidated, Inc.	25,477	4,151,477
Coty, Inc., Class A(b)(c)	652,424	2,166,048
Darling Ingredients, Inc.(b)(c)	81,130	2,970,169
e.l.f. Beauty, Inc.(b)(c)	4,410	335,910
Flowers Foods, Inc.	158,913	1,705,137
Ingredion, Inc.	25,828	2,777,543
Maplebear, Inc.(b)	33,589	1,411,074
Marzetti Co. (The)	4,694	783,616
Performance Food Group Co.(b)	270,449	26,252,484
Pilgrim’s Pride Corp.	187,036	7,114,849
Post Holdings, Inc.(b)(c)	33,638	3,499,361
Sprouts Farmers Market, Inc.(b)	27,878	2,336,455
US Foods Holding Corp.(b)	221,343	17,413,054
		126,894,171
Energy-5.87%
Antero Midstream Corp.	29,539	531,997
Antero Resources Corp.(b)	66,336	2,416,620
Chord Energy Corp.	22,143	2,078,342
Civitas Resources, Inc.	63,417	1,862,557
CNX Resources Corp.(b)(c)	29,390	1,141,508
DT Midstream, Inc.	4,605	559,323
HF Sinclair Corp.	233,960	12,378,824
Matador Resources Co.(c)	33,940	1,439,056
Murphy Oil Corp.	47,433	1,521,176
NOV, Inc.(c)	299,121	4,594,499
Ovintiv, Inc.	94,226	3,859,497
PBF Energy, Inc., Class A(c)	478,865	16,511,265
Permian Resources Corp.	159,173	2,306,417
Range Resources Corp.	35,756	1,412,004
TechnipFMC PLC (United Kingdom)	103,512	4,684,953
Valaris Ltd.(b)(c)	20,811	1,173,949
Viper Energy, Inc., Class A(c)	10,889	397,775
Weatherford International PLC	35,897	2,685,096
		61,554,858
Financials-13.15%
Affiliated Managers Group, Inc.(c)	3,912	1,051,663
Ally Financial, Inc.(c)	168,116	6,943,191
American Financial Group, Inc.	26,833	3,695,441
Annaly Capital Management, Inc.(c)	130,431	2,973,827
Associated Banc-Corp	36,000	946,440
Bank OZK(c)	23,596	1,085,888
Brighthouse Financial, Inc.(b)	59,199	3,880,494
Cadence Bank	35,033	1,395,715
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Carlyle Group, Inc. (The)(c)	42,306	$2,306,946
CNO Financial Group, Inc.	50,017	2,047,196
Columbia Banking System, Inc.	50,004	1,386,111
Comerica, Inc.	30,095	2,419,036
Commerce Bancshares, Inc.	15,554	838,516
Cullen/Frost Bankers, Inc.	10,120	1,252,046
East West Bancorp, Inc.	18,589	1,983,446
Equitable Holdings, Inc.(c)	121,077	5,653,085
Essent Group Ltd.	8,704	546,263
Euronet Worldwide, Inc.(b)(c)	20,478	1,517,215
Evercore, Inc., Class A	4,353	1,393,265
F.N.B. Corp.	71,313	1,186,648
Federated Hermes, Inc., Class B	14,152	710,006
Fidelity National Financial, Inc.	102,294	6,079,332
First American Financial Corp.	43,793	2,879,828
First Financial Bankshares, Inc.	9,725	303,809
First Horizon Corp.	96,038	2,145,489
FirstCash Holdings, Inc.	10,365	1,641,920
Flagstar Bank N.A	199,014	2,435,931
Glacier Bancorp, Inc.(c)	12,027	508,742
Hamilton Lane, Inc., Class A(c)	2,035	252,208
Hancock Whitney Corp.	14,106	854,683
Hanover Insurance Group, Inc. (The)	16,005	2,969,728
Home BancShares, Inc.	21,996	617,208
Houlihan Lokey, Inc.	5,490	962,946
International Bancshares Corp.(c)	6,508	432,652
Janus Henderson Group PLC	27,114	1,185,153
Jefferies Financial Group, Inc.	61,432	3,536,026
Kemper Corp.	40,272	1,639,876
Kinsale Capital Group, Inc.	1,801	693,205
MGIC Investment Corp.	19,025	539,359
Morningstar, Inc.(c)	4,136	888,661
Old National Bancorp	63,596	1,381,941
Old Republic International Corp.	96,568	4,451,785
Pinnacle Financial Partners, Inc.	14,190	1,300,939
Primerica, Inc.	5,310	1,366,369
Prosperity Bancshares, Inc.(c)	11,679	802,464
Reinsurance Group of America, Inc.	50,551	9,598,118
RenaissanceRe Holdings Ltd. (Bermuda)	24,102	6,294,719
RLI Corp.	12,015	740,845
Ryan Specialty Holdings, Inc., Class A(c)	24,735	1,436,361
SEI Investments Co.	11,262	910,645
Selective Insurance Group, Inc.	29,169	2,291,517
Shift4 Payments, Inc., Class A(b)(c)	18,776	1,385,293
SLM Corp.	45,422	1,330,865
SouthState Bank Corp.	12,487	1,117,711
Starwood Property Trust, Inc.	39,132	717,681
Stifel Financial Corp.	23,706	2,892,132
Synovus Financial Corp.	31,620	1,524,084
Texas Capital Bancshares, Inc.(b)	10,020	903,503
UMB Financial Corp.	12,362	1,373,171
United Bankshares, Inc.(c)	19,916	741,672
Unum Group	78,069	5,930,902
Valley National Bancorp	145,833	1,650,830
Voya Financial, Inc.	46,539	3,271,692
Webster Financial Corp.(c)	30,865	1,839,554
Western Alliance Bancorporation	25,436	2,073,797
WEX, Inc.(b)(c)	6,818	1,011,518
Wintrust Financial Corp.(c)	13,349	1,789,033
Zions Bancorporation N.A.	38,158	2,031,150
		137,939,485
	Shares	Value
Health Care-4.95%
Avantor, Inc.(b)	235,085	$2,757,547
BioMarin Pharmaceutical, Inc.(b)	24,831	1,388,798
Bio-Rad Laboratories, Inc., Class A(b)(c)	4,106	1,333,875
Bruker Corp.	50,257	2,453,044
Chemed Corp.	2,481	1,089,630
Cytokinetics, Inc.(b)(c)	734	50,007
DENTSPLY SIRONA, Inc.(c)	119,257	1,352,374
Doximity, Inc., Class A(b)	3,827	196,861
Elanco Animal Health, Inc.(b)(c)	108,878	2,533,591
Encompass Health Corp.	20,246	2,352,990
Ensign Group, Inc. (The)	12,362	2,293,646
Envista Holdings Corp.(b)(c)	54,449	1,137,984
Exelixis, Inc.(b)	26,212	1,157,784
Globus Medical, Inc., Class A(b)	20,001	1,820,891
Haemonetics Corp.(b)	11,092	902,334
Halozyme Therapeutics, Inc.(b)	6,885	491,589
HealthEquity, Inc.(b)	6,125	644,228
Hims & Hers Health, Inc.(b)(c)	18,682	742,796
Illumina, Inc.(b)	19,957	2,623,348
Jazz Pharmaceuticals PLC(b)(c)	14,331	2,529,851
Lantheus Holdings, Inc.(b)	12,848	756,362
LivaNova PLC(b)	10,245	653,733
Masimo Corp.(b)(c)	5,622	800,742
Medpace Holdings, Inc.(b)	2,111	1,250,683
Neurocrine Biosciences, Inc.(b)	7,889	1,200,390
Option Care Health, Inc.(b)(c)	83,340	2,591,874
Penumbra, Inc.(b)	2,103	616,537
Perrigo Co. PLC	87,036	1,161,931
Repligen Corp.(b)	2,482	424,472
Roivant Sciences Ltd.(b)(c)	753	15,670
Sotera Health Co.(b)	31,641	553,085
Tenet Healthcare Corp.(b)	48,025	10,413,741
United Therapeutics Corp.(b)	3,453	1,678,158
		51,970,546
Industrials-21.67%
AAON, Inc.	6,587	615,753
Acuity, Inc.	5,625	2,061,112
Advanced Drainage Systems, Inc.	9,212	1,403,725
AECOM	57,074	5,886,042
AeroVironment, Inc.(b)	1,479	413,321
AGCO Corp.	42,292	4,481,260
Alaska Air Group, Inc.(b)(c)	95,835	4,107,488
American Airlines Group, Inc.(b)(c)	1,884,990	26,484,109
API Group Corp.(b)	93,620	3,703,607
Applied Industrial Technologies, Inc.	7,707	1,994,726
ATI, Inc.(b)	26,271	2,648,117
Avis Budget Group, Inc.(b)(c)	33,374	4,534,859
Brink’s Co. (The)	19,751	2,218,630
BWX Technologies, Inc.	7,652	1,368,790
CACI International, Inc., Class A(b)	7,897	4,873,239
Carlisle Cos., Inc.(c)	5,891	1,873,750
Carpenter Technology Corp.	5,180	1,650,037
Chart Industries, Inc.(b)(c)	9,502	1,937,933
Clean Harbors, Inc.(b)	11,287	2,568,470
CNH Industrial N.V.(c)	716,842	6,759,820
Comfort Systems USA, Inc.	4,570	4,464,616
Concentrix Corp.(c)	82,825	2,999,093
Core & Main, Inc., Class A(b)	69,669	3,367,799
Crane Co.	5,530	1,013,372
Curtiss-Wright Corp.	2,971	1,676,506
Donaldson Co., Inc.	20,489	1,841,961
EnerSys	15,664	2,241,675
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
ESAB Corp.	10,726	$1,203,886
ExlService Holdings, Inc.(b)	20,431	811,724
Exponent, Inc.	3,566	257,822
Flowserve Corp.	36,778	2,624,110
Fluor Corp.(b)	175,820	7,547,953
Fortune Brands Innovations, Inc.(c)	34,069	1,758,982
FTI Consulting, Inc.(b)(c)	10,085	1,645,368
GATX Corp.(c)	4,381	700,653
Genpact Ltd.	50,998	2,246,972
Graco, Inc.(c)	11,335	934,457
GXO Logistics, Inc.(b)(c)	112,409	5,703,633
Hexcel Corp.	13,375	1,019,576
Insperity, Inc.	58,252	2,060,373
ITT, Inc.	9,457	1,741,601
KBR, Inc.	72,091	2,971,591
Kirby Corp.(b)(c)	16,752	1,901,687
Knight-Swift Transportation Holdings, Inc.	79,739	3,652,046
Kratos Defense & Security Solutions, Inc.(b)	8,187	623,031
Landstar System, Inc.(c)	16,423	2,148,785
Lincoln Electric Holdings, Inc.	7,537	1,804,584
MasTec, Inc.(b)	30,587	6,541,947
Maximus, Inc.	27,579	2,374,276
Middleby Corp. (The)(b)	12,396	1,465,207
MSA Safety, Inc.	4,789	772,466
MSC Industrial Direct Co., Inc., Class A(c)	18,190	1,618,182
Mueller Industries, Inc.	18,516	2,034,353
Nextracker, Inc., Class A(b)	20,438	1,872,530
nVent Electric PLC	15,458	1,658,180
Oshkosh Corp.	33,904	4,345,815
Owens Corning	32,547	3,685,622
Parsons Corp.(b)(c)	39,742	3,365,353
Paylocity Holding Corp.(b)	4,173	614,808
RB Global, Inc. (Canada)	16,920	1,661,544
RBC Bearings, Inc.(b)	1,959	871,696
Regal Rexnord Corp.	18,416	2,688,552
Ryder System, Inc.	30,324	5,252,420
Saia, Inc.(b)	4,676	1,316,575
Science Applications International Corp.	32,181	2,774,324
Sensata Technologies Holding PLC(c)	53,012	1,700,095
Simpson Manufacturing Co., Inc.(c)	5,286	884,771
Terex Corp.(c)	43,779	2,023,028
Tetra Tech, Inc.	68,484	2,379,134
Timken Co. (The)	26,298	2,140,394
Toro Co. (The)(c)	25,628	1,787,297
TransUnion	21,623	1,839,036
Trex Co., Inc.(b)(c)	8,332	291,453
UFP Industries, Inc.	29,197	2,715,029
Valmont Industries, Inc.	4,807	1,985,147
Watsco, Inc.	8,562	2,965,877
Watts Water Technologies, Inc., Class A	3,652	1,007,514
WESCO International, Inc.	46,102	12,328,136
Woodward, Inc.	6,389	1,916,892
XPO, Inc.(b)(c)	27,474	3,902,956
		227,329,253
Information Technology-10.09%
Allegro MicroSystems, Inc. (Japan)(b)(c)	11,041	294,684
Amkor Technology, Inc.	113,417	4,127,245
AppFolio, Inc., Class A(b)	1,393	317,994
Arrow Electronics, Inc.(b)(c)	99,833	10,782,962
ASGN, Inc.(b)	35,044	1,577,330
Avnet, Inc.	183,374	8,712,099
	Shares	Value
Information Technology-(continued)
Belden, Inc.	8,932	$1,012,889
BILL Holdings, Inc.(b)(c)	12,278	615,742
Blackbaud, Inc.(b)	7,368	415,408
Ciena Corp.(b)	15,567	3,178,937
Cirrus Logic, Inc.(b)	7,578	911,936
Cognex Corp.	9,265	352,996
Coherent Corp.(b)	24,985	4,104,036
Commvault Systems, Inc.(b)	2,635	325,422
Crane NXT Co.	11,209	631,067
DocuSign, Inc.(b)	17,477	1,212,030
Dolby Laboratories, Inc., Class A	8,403	566,782
Dropbox, Inc., Class A(b)(c)	36,704	1,096,715
Dynatrace, Inc.(b)	16,514	735,864
Entegris, Inc.	18,061	1,393,226
Fabrinet (Thailand)(b)(c)	4,077	1,873,015
Flex Ltd.(b)	199,935	11,818,158
Guidewire Software, Inc.(b)	2,122	458,310
IPG Photonics Corp.(b)(c)	5,128	408,394
Kyndryl Holdings, Inc.(b)(c)	207,371	5,356,393
Lattice Semiconductor Corp.(b)(c)	3,297	231,482
Littelfuse, Inc.	3,835	981,837
Lumentum Holdings, Inc.(b)	4,424	1,438,508
MACOM Technology Solutions Holdings, Inc.(b)	3,061	535,644
Manhattan Associates, Inc.(b)	2,219	391,543
MKS, Inc.	15,049	2,353,513
Novanta, Inc.(b)	3,669	417,019
Nutanix, Inc., Class A(b)	14,585	697,163
Okta, Inc.(b)(c)	13,628	1,094,737
Onto Innovation, Inc.(b)	4,320	618,451
Pegasystems, Inc.	13,154	720,445
Power Integrations, Inc.	4,393	147,605
Pure Storage, Inc., Class A(b)(c)	18,374	1,634,551
Qualys, Inc.(b)	2,161	304,377
Rambus, Inc.(b)	3,693	352,940
Silicon Laboratories, Inc.(b)	2,361	301,216
Synaptics, Inc.(b)(c)	6,873	470,869
TD SYNNEX Corp.(c)	176,188	26,865,146
Twilio, Inc., Class A(b)	20,188	2,618,182
Universal Display Corp.	2,153	256,056
Vontier Corp.(c)	31,545	1,144,453
		105,855,371
Materials-6.29%
Alcoa Corp.(c)	187,746	7,836,518
AptarGroup, Inc.(c)	11,793	1,471,177
Ashland, Inc.	15,612	825,875
Avient Corp.	39,710	1,214,729
Axalta Coating Systems Ltd.(b)	74,770	2,252,820
Cabot Corp.	21,447	1,341,939
Cleveland-Cliffs, Inc.(b)(c)	722,852	9,425,990
Commercial Metals Co.	58,873	3,754,920
Crown Holdings, Inc.	56,627	5,483,192
Eagle Materials, Inc.	4,406	985,710
Graphic Packaging Holding Co.(c)	185,376	2,999,384
Greif, Inc., Class A	38,033	2,496,106
Knife River Corp.(b)(c)	16,703	1,250,052
Louisiana-Pacific Corp.(c)	13,442	1,102,378
MP Materials Corp.(b)(c)	1,714	106,182
NewMarket Corp.	1,519	1,159,802
Olin Corp.	116,256	2,453,001
Reliance, Inc.	20,896	5,836,671
Royal Gold, Inc.(c)	1,890	385,258
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
RPM International, Inc.	26,336	$2,824,536
Scotts Miracle-Gro Co. (The)	25,263	1,430,391
Silgan Holdings, Inc.	62,273	2,468,502
Sonoco Products Co.	64,345	2,713,429
Westlake Corp.	61,702	4,122,311
		65,940,873
Real Estate-2.40%
Agree Realty Corp.	4,067	305,920
American Homes 4 Rent, Class A	23,596	757,904
Brixmor Property Group, Inc.	21,289	556,494
COPT Defense Properties	10,884	334,465
Cousins Properties, Inc.	14,028	361,642
CubeSmart	11,884	442,441
EastGroup Properties, Inc.	1,833	332,103
EPR Properties	5,716	298,775
Equity LifeStyle Properties, Inc.(c)	11,256	707,665
First Industrial Realty Trust, Inc.	6,059	346,817
Gaming and Leisure Properties, Inc.	14,410	627,267
Healthcare Realty Trust, Inc.(c)	29,564	538,952
Independence Realty Trust, Inc.(c)	16,431	281,792
Jones Lang LaSalle, Inc.(b)	35,762	11,647,326
Kilroy Realty Corp.(c)	11,955	512,750
Kite Realty Group Trust(c)	16,992	393,195
Lamar Advertising Co., Class A	7,831	1,036,746
National Storage Affiliates Trust(c)	10,561	311,021
NNN REIT, Inc.(c)	9,276	383,563
Omega Healthcare Investors, Inc.	11,590	532,213
Park Hotels & Resorts, Inc.(c)	96,464	1,043,740
PotlatchDeltic Corp.(c)	11,274	453,666
Rayonier, Inc.	18,803	417,615
Rexford Industrial Realty, Inc.(c)	10,179	423,548
Sabra Health Care REIT, Inc.	16,978	331,241
STAG Industrial, Inc.	9,940	390,443
Vornado Realty Trust	19,763	727,674
W.P. Carey, Inc.	10,793	727,124
		25,224,102
Utilities-2.02%
ALLETE, Inc.	10,647	719,950
Black Hills Corp.	17,003	1,254,651
Essential Utilities, Inc.	27,276	1,079,857
IDACORP, Inc.	6,458	851,035
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.(c)	10,670	$879,742
New Jersey Resources Corp.(c)	19,750	949,580
NorthWestern Energy Group, Inc.(c)	11,948	825,487
OGE Energy Corp.	32,564	1,490,780
ONE Gas, Inc.	13,788	1,154,607
Ormat Technologies, Inc.	4,396	496,352
Portland General Electric Co.	34,294	1,742,821
Southwest Gas Holdings, Inc.	26,936	2,237,035
Spire, Inc.(c)	14,205	1,259,415
Talen Energy Corp.(b)	4,065	1,602,708
TXNM Energy, Inc.	15,817	924,504
UGI Corp.	94,943	3,754,996
		21,223,520
Total Common Stocks & Other Equity Interests (Cost $915,645,526)		1,048,020,125
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $404,685)	404,685	404,685
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $916,050,211)		1,048,424,810
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.26%
Invesco Private Government Fund, 4.00%(d)(e)(f)	41,446,992	41,446,992
Invesco Private Prime Fund, 4.12%(d)(e)(f)	108,106,755	108,139,187
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $149,586,179)		149,586,179
TOTAL INVESTMENTS IN SECURITIES-114.19% (Cost $1,065,636,390)		1,198,010,989
OTHER ASSETS LESS LIABILITIES-(14.19)%		(148,828,100)
NET ASSETS-100.00%		$1,049,182,889

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,608,843	$(5,204,158)	$-	$-	$404,685	$4,328
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,296,858	107,361,149	(117,211,015)	-	-	41,446,992	492,189 *
Invesco Private Prime Fund	137,561,637	228,680,686	(258,103,701)	(12,283)	12,848	108,139,187	1,345,035 *
Total	$188,858,495	$341,650,678	$(380,518,874)	$(12,283)	$12,848	$149,990,864	$1,841,552

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-3.59%
Angi, Inc.(b)(c)	70,560	$805,795
Cable One, Inc.(c)	10,985	1,287,332
CarGurus, Inc.(b)	29,208	1,030,458
Cars.com, Inc.(b)(c)	60,823	705,547
Cinemark Holdings, Inc.	137,425	3,762,697
Cogent Communications Holdings, Inc.(c)	31,937	609,358
DoubleVerify Holdings, Inc.(b)	57,776	608,959
Gogo, Inc.(b)(c)	76,214	544,930
IAC, Inc.(b)(c)	99,718	3,497,110
John Wiley & Sons, Inc., Class A(c)	47,516	1,727,682
Lumen Technologies, Inc.(b)	2,408,460	19,532,611
Madison Square Garden Sports Corp., Class A(b)(c)	5,743	1,309,576
QuinStreet, Inc.(b)	77,772	1,085,697
Scholastic Corp.(c)	71,187	2,102,864
Shenandoah Telecommunications Co.(c)	29,420	321,561
Shutterstock, Inc.	58,638	1,220,843
TEGNA, Inc.	168,678	3,292,595
Telephone and Data Systems, Inc.	143,608	5,783,094
Thryv Holdings, Inc.(b)(c)	67,967	382,654
TripAdvisor, Inc.(b)(c)	122,829	1,826,467
Uniti Group, Inc.(b)(c)	201,457	1,283,281
Yelp, Inc.(b)	54,051	1,562,615
Ziff Davis, Inc.(b)(c)	45,994	1,509,523
		55,793,249
Consumer Discretionary-24.46%
Academy Sports & Outdoors, Inc.(c)	143,203	6,909,545
Acushnet Holdings Corp.(c)	39,015	3,281,161
Adient PLC(b)	702,050	13,661,893
Adtalem Global Education, Inc.(b)	15,266	1,413,021
Advance Auto Parts, Inc.(c)	170,711	8,856,487
American Axle & Manufacturing Holdings, Inc.(b)(c)	1,135,035	7,457,180
American Eagle Outfitters, Inc.(c)	316,294	6,452,398
Asbury Automotive Group, Inc.(b)(c)	80,566	18,737,235
BJ’s Restaurants, Inc.(b)(c)	51,041	1,957,422
Bloomin’ Brands, Inc.	682,177	4,843,457
Boot Barn Holdings, Inc.(b)	12,489	2,420,618
BorgWarner, Inc.	375,360	16,163,001
Brinker International, Inc.(b)	40,278	6,194,354
Buckle, Inc. (The)(c)	24,433	1,379,976
Caesars Entertainment, Inc.(b)(c)	512,632	11,928,947
Carter’s, Inc.	115,264	3,678,074
Cavco Industries, Inc.(b)	4,495	2,677,447
Century Communities, Inc.	72,997	4,765,974
Champion Homes, Inc.(b)	39,472	3,388,277
Cheesecake Factory, Inc. (The)(c)	72,750	3,467,265
Cracker Barrel Old Country Store, Inc.(c)	82,793	2,391,890
Dana, Inc.	505,762	11,334,126
Dave & Buster’s Entertainment, Inc.(b)(c)	110,773	1,937,420
Dorman Products, Inc.(b)	15,260	2,018,440
Dream Finders Homes, Inc., Class A(b)(c)	188,765	3,731,884
Ethan Allen Interiors, Inc.	23,458	554,547
Etsy, Inc.(b)	57,219	3,102,414
Fox Factory Holding Corp.(b)	57,911	856,504
Frontdoor, Inc.(b)	35,523	1,915,755
Gentherm, Inc.(b)	47,063	1,678,737
G-III Apparel Group Ltd.(b)(c)	136,111	3,967,636
Golden Entertainment, Inc.	29,987	900,210
Green Brick Partners, Inc.(b)	34,094	2,314,301
Group 1 Automotive, Inc.	53,874	21,605,629
	Shares	Value
Consumer Discretionary-(continued)
Guess?, Inc.(c)	215,306	$3,673,120
Hanesbrands, Inc.(b)	663,093	4,290,212
Helen of Troy Ltd.(b)(c)	90,161	1,708,551
Installed Building Products, Inc.(c)	12,939	3,467,911
Kohl’s Corp.(c)	1,142,448	28,092,796
Kontoor Brands, Inc.	40,044	2,977,271
La-Z-Boy, Inc.	70,799	2,755,497
LCI Industries	43,916	4,991,932
Leggett & Platt, Inc.(c)	491,830	5,046,176
LGI Homes, Inc.(b)(c)	38,812	2,019,000
M/I Homes, Inc.(b)	34,214	4,707,504
MarineMax, Inc.(b)(c)	104,402	2,440,919
Matthews International Corp., Class A	76,628	1,880,451
Meritage Homes Corp.	91,414	6,680,535
Mister Car Wash, Inc.(b)(c)	223,296	1,192,401
Monarch Casino & Resort, Inc.	5,803	560,454
Monro, Inc.	82,639	1,546,176
National Vision Holdings, Inc.(b)(c)	95,722	2,761,580
Newell Brands, Inc.	1,411,126	5,150,610
Oxford Industries, Inc.(c)	43,381	1,655,419
Papa John’s International, Inc.	47,926	2,016,247
Patrick Industries, Inc.	39,743	4,300,987
PENN Entertainment, Inc.(b)(c)	389,021	5,773,072
Perdoceo Education Corp.	25,959	725,814
Phinia, Inc.	67,214	3,635,605
Pursuit Attractions and Hospitality, Inc.(b)(c)	20,289	696,521
Sabre Corp.(b)	1,991,613	3,206,497
Sally Beauty Holdings, Inc.(b)(c)	291,936	4,630,105
Shake Shack, Inc., Class A(b)(c)	15,399	1,347,104
Shoe Carnival, Inc.(c)	54,423	899,068
Signet Jewelers Ltd.(c)	85,616	8,575,298
Six Flags Entertainment Corp.(b)(c)	169,364	2,570,945
Sonic Automotive, Inc., Class A	208,995	13,172,955
Sonos, Inc.(b)	111,765	2,074,358
Standard Motor Products, Inc.	47,842	1,795,989
Steven Madden Ltd.(c)	88,103	3,680,943
Strategic Education, Inc.	17,906	1,397,026
Stride, Inc.(b)	17,163	1,090,365
Sturm, Ruger & Co., Inc.(c)	16,516	497,462
Topgolf Callaway Brands Corp.(b)(c)	516,633	6,654,233
Tri Pointe Homes, Inc.(b)	133,575	4,557,579
United Parks & Resorts, Inc.(b)(c)	39,563	1,427,829
Upbound Group, Inc.	207,363	3,715,945
Urban Outfitters, Inc.(b)(c)	95,609	7,081,759
Victoria’s Secret & Co.(b)(c)	281,730	11,643,901
Wendy’s Co. (The)(c)	260,285	2,199,408
Winnebago Industries, Inc.(c)	92,276	3,339,468
Wolverine World Wide, Inc.	69,325	1,123,758
XPEL, Inc.(b)(c)(d)	14,064	653,695
		380,025,676
Consumer Staples-7.43%
Andersons, Inc. (The)	332,908	17,144,762
Cal-Maine Foods, Inc.	45,336	3,777,395
Central Garden & Pet Co.(b)(c)	50,793	1,735,089
Central Garden & Pet Co., Class A(b)	53,825	1,665,345
Chefs’ Warehouse, Inc. (The)(b)	71,199	4,365,923
Edgewell Personal Care Co.	116,865	2,087,209
Energizer Holdings, Inc.	117,843	2,148,278
Fresh Del Monte Produce, Inc.	141,084	5,098,776
Freshpet, Inc.(b)(c)	22,835	1,305,249
Grocery Outlet Holding Corp.(b)(c)	298,514	3,322,461
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Interparfums, Inc.(c)	15,340	$1,246,682
J&J Snack Foods Corp.	17,411	1,607,906
John B. Sanfilippo & Son, Inc.	20,736	1,506,056
MGP Ingredients, Inc.(c)	24,593	560,966
National Beverage Corp.(b)	35,794	1,219,144
PriceSmart, Inc.	53,789	6,621,426
Simply Good Foods Co. (The)(b)(c)	62,862	1,237,124
Tootsie Roll Industries, Inc.(c)	20,663	792,633
TreeHouse Foods, Inc.(b)	219,580	5,245,766
United Natural Foods, Inc.(b)	1,307,647	48,788,309
Universal Corp.(c)	61,853	3,263,364
WD-40 Co.	3,250	636,350
		115,376,213
Energy-8.97%
Archrock, Inc.	63,401	1,555,861
Atlas Energy Solutions, Inc.(c)	122,606	1,056,864
Bristow Group, Inc.(b)	43,741	1,640,725
Cactus, Inc., Class A	30,651	1,315,541
California Resources Corp.	80,484	3,845,525
Comstock Resources, Inc.(b)(c)	116,006	3,115,921
Core Laboratories, Inc.(c)	46,902	708,220
Core Natural Resources, Inc.	52,507	4,200,560
Crescent Energy Co., Class A	463,157	4,367,570
CVR Energy, Inc.(b)	259,777	8,970,100
Dorian LPG Ltd.	11,359	281,476
Helix Energy Solutions Group, Inc.(b)	230,899	1,537,787
Helmerich & Payne, Inc.	190,039	5,302,088
Innovex International, Inc.(b)(c)	60,604	1,334,500
International Seaways, Inc.	19,447	1,030,108
Kinetik Holdings, Inc.(c)	44,626	1,547,630
Kodiak Gas Services, Inc.(c)	44,147	1,553,974
Liberty Energy, Inc., Class A	435,283	7,739,332
Magnolia Oil & Gas Corp., Class A	63,707	1,474,180
Noble Corp. PLC	131,732	4,033,634
Northern Oil and Gas, Inc.(c)	99,081	2,218,424
Oceaneering International, Inc.(b)	129,747	3,165,827
Par Pacific Holdings, Inc.(b)(c)	263,908	12,047,400
Patterson-UTI Energy, Inc.	1,058,649	6,150,751
Peabody Energy Corp.(c)	252,244	6,871,127
REX American Resources Corp.(b)	23,856	787,009
RPC, Inc.(c)	358,402	1,906,699
SM Energy Co.	131,049	2,496,483
Talos Energy, Inc.(b)	224,696	2,575,016
Tidewater, Inc.(b)	26,463	1,429,531
Vital Energy, Inc.(b)(c)	132,574	2,377,052
World Kinect Corp.	1,757,867	40,747,357
		139,384,272
Financials-11.90%
Acadian Asset Management, Inc.	13,456	603,367
Adamas Trust, Inc.(c)	90,104	686,592
Ameris Bancorp	25,046	1,897,485
AMERISAFE, Inc.	7,631	311,345
Apollo Commercial Real Estate Finance, Inc.(c)	64,108	649,414
Arbor Realty Trust, Inc.(c)	128,692	1,146,646
ARMOUR Residential REIT, Inc.	29,748	521,185
Artisan Partners Asset Management, Inc., Class A	30,953	1,283,930
Assured Guaranty Ltd.	12,896	1,167,604
Atlantic Union Bankshares Corp., Class B	54,770	1,852,869
Axos Financial, Inc.(b)	24,863	2,043,241
	Shares	Value
Financials-(continued)
Banc of California, Inc.	121,584	$2,242,009
BancFirst Corp.	7,798	864,330
Bancorp, Inc. (The)(b)	12,028	770,634
Bank of Hawaii Corp.	17,392	1,139,872
BankUnited, Inc.	58,122	2,511,452
Banner Corp.	14,457	908,044
Beacon Financial Corp.	29,684	759,614
BGC Group, Inc., Class A	300,521	2,614,533
Blackstone Mortgage Trust, Inc., Class A(c)	92,807	1,806,952
Bread Financial Holdings, Inc.(c)	84,900	5,750,277
Capitol Federal Financial, Inc.	71,344	471,584
Cathay General Bancorp	31,699	1,535,500
Central Pacific Financial Corp.	12,602	374,783
City Holding Co.(c)	3,448	418,277
Cohen & Steers, Inc.	8,502	537,752
Community Financial System, Inc.(c)	19,408	1,101,598
Customers Bancorp, Inc.(b)	23,062	1,588,972
CVB Financial Corp.(c)	36,135	711,137
Dime Community Bancshares, Inc., Class B(c)	23,890	677,282
Donnelley Financial Solutions, Inc.(b)	15,683	769,408
Eagle Bancorp, Inc.(c)	38,501	730,364
Ellington Financial, Inc.	39,796	545,205
Employers Holdings, Inc.	23,905	952,614
Enact Holdings, Inc.	36,842	1,426,154
Encore Capital Group, Inc.(b)(c)	39,661	2,058,009
Enova International, Inc.(b)	29,450	3,860,600
EVERTEC, Inc.	29,817	861,711
EZCORP, Inc., Class A(b)(c)	83,262	1,605,291
FB Financial Corp.(c)	15,161	846,893
First Bancorp	66,357	1,311,878
First Bancorp/Southern Pines NC(c)	11,176	570,088
First Commonwealth Financial Corp.	45,395	737,669
First Financial Bancorp	54,797	1,363,349
First Hawaiian, Inc.	52,728	1,313,982
Franklin BSP Realty Trust, Inc.(c)	50,685	528,138
Fulton Financial Corp.	115,559	2,097,396
Genworth Financial, Inc., Class A(b)	949,392	8,240,723
Goosehead Insurance, Inc., Class A(c)	4,771	341,365
HA Sustainable Infrastructure Capital, Inc.(c)	14,666	503,924
Hanmi Financial Corp.	19,314	533,453
HCI Group, Inc.	5,025	893,194
Heritage Financial Corp.(c)	14,576	348,949
Hilltop Holdings, Inc.	52,614	1,805,712
Hope Bancorp, Inc.	96,897	1,029,046
Horace Mann Educators Corp.	41,280	1,889,798
Independent Bank Corp.(c)	16,763	1,207,774
Jackson Financial, Inc., Class A	67,224	6,588,624
KKR Real Estate Finance Trust, Inc.(c)	58,696	498,329
Lakeland Financial Corp.	7,149	416,501
Lincoln National Corp.	511,175	21,029,739
MarketAxess Holdings, Inc.	5,166	846,656
Mercury General Corp.	85,660	7,976,659
Moelis & Co., Class A	21,433	1,375,356
National Bank Holdings Corp., Class A	17,310	644,105
Navient Corp.	323,199	4,007,668
NBT Bancorp, Inc.	21,519	892,178
NCR Atleos Corp.(b)(c)	127,403	4,722,829
NMI Holdings, Inc., Class A(b)	19,285	735,723
Northwest Bancshares, Inc.	73,964	884,609
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
OFG Bancorp	22,398	$889,873
Palomar Holdings, Inc.(b)	6,452	801,403
Park National Corp.	4,420	678,691
Pathward Financial, Inc.	11,844	851,584
Payoneer Global, Inc.(b)	181,023	1,046,313
PennyMac Mortgage Investment Trust	145,215	1,864,561
Piper Sandler Cos.	5,445	1,828,975
PJT Partners, Inc., Class A	9,695	1,628,857
PRA Group, Inc.(b)	82,977	1,344,227
Preferred Bank(c)	5,883	555,414
ProAssurance Corp.(b)(c)	55,364	1,333,165
PROG Holdings, Inc.	82,488	2,374,005
Provident Financial Services, Inc.	79,688	1,528,416
Radian Group, Inc.	42,791	1,521,220
Ready Capital Corp.	206,215	521,724
Redwood Trust, Inc.(c)	201,191	1,108,562
Renasant Corp.	37,202	1,318,439
S&T Bancorp, Inc.(c)	16,095	635,431
Safety Insurance Group, Inc.	18,587	1,412,984
Seacoast Banking Corp. of Florida(c)	30,367	958,383
ServisFirst Bancshares, Inc.	13,448	956,556
Simmons First National Corp., Class A(c)	79,164	1,468,492
SiriusPoint Ltd. (Sweden)(b)	163,070	3,391,856
Southside Bancshares, Inc.	16,464	482,889
Stellar Bancorp, Inc.(c)	21,703	686,032
StepStone Group, Inc., Class A	25,157	1,588,916
Stewart Information Services Corp.(c)	41,997	3,218,230
StoneX Group, Inc.(b)(c)	24,311	2,202,820
Tompkins Financial Corp.	7,404	511,690
Triumph Financial, Inc.(b)(c)	9,210	502,958
Trupanion, Inc.(b)(c)	36,854	1,300,578
TrustCo Bank Corp.	7,633	321,578
Trustmark Corp.	32,464	1,262,850
Two Harbors Investment Corp.(c)	74,441	754,832
United Community Banks, Inc.	51,681	1,579,371
United Fire Group, Inc.	49,695	1,816,352
Victory Capital Holdings, Inc., Class A	17,183	1,080,639
Virtu Financial, Inc., Class A	88,544	3,166,333
Virtus Investment Partners, Inc.	5,148	821,569
WaFd, Inc.	54,817	1,735,506
Walker & Dunlop, Inc.	15,162	980,072
Westamerica Bancorporation(c)	6,617	317,484
WisdomTree, Inc.	36,236	400,045
World Acceptance Corp.(b)	3,843	594,358
WSFS Financial Corp.	27,752	1,548,839
		184,833,015
Health Care-6.73%
Acadia Healthcare Co., Inc.(b)(c)	178,483	3,069,908
Acadia Pharmaceuticals, Inc.(b)	50,169	1,256,232
AdaptHealth Corp.(b)(c)	410,093	3,961,498
Addus HomeCare Corp.(b)(c)	13,417	1,612,723
ADMA Biologics, Inc.(b)	33,510	642,722
Alkermes PLC(b)	64,075	1,895,339
AMN Healthcare Services, Inc.(b)	163,728	2,726,071
Amphastar Pharmaceuticals, Inc.(b)(c)	28,602	792,275
ANI Pharmaceuticals, Inc.(b)(c)	8,580	728,013
Arcus Biosciences, Inc.(b)(c)	24,923	650,490
Arrowhead Pharmaceuticals, Inc.(b)(c)	30,722	1,619,049
Artivion, Inc.(b)(c)	11,077	516,853
Astrana Health, Inc.(b)(c)	94,974	2,188,201
Avanos Medical, Inc.(b)	64,810	760,869
Azenta, Inc.(b)(c)	23,088	821,009
	Shares	Value
Health Care-(continued)
BioLife Solutions, Inc.(b)(c)	4,374	$115,911
Catalyst Pharmaceuticals, Inc.(b)(c)	31,560	738,820
Certara, Inc.(b)(c)	44,156	404,469
Collegium Pharmaceutical, Inc.(b)	21,929	1,023,646
Concentra Group Holdings Parent, Inc.	106,672	2,193,176
CONMED Corp.	29,291	1,271,815
Corcept Therapeutics, Inc.(b)(c)	11,794	936,444
CorVel Corp.(b)	12,026	880,063
Cytek Biosciences, Inc.(b)(c)	58,542	330,762
Dynavax Technologies Corp.(b)(c)	36,365	413,470
Embecta Corp.	82,788	1,055,961
Enovis Corp.(b)(c)	82,296	2,491,100
Fortrea Holdings, Inc.(b)	312,722	3,974,697
Glaukos Corp.(b)(c)	5,483	582,788
Harmony Biosciences Holdings, Inc.(b)	26,179	923,857
HealthStream, Inc.	11,588	291,438
ICU Medical, Inc.(b)	20,355	3,021,496
Innoviva, Inc.(b)	21,535	467,956
Inspire Medical Systems, Inc.(b)	12,886	1,603,147
Integer Holdings Corp.(b)	20,374	1,470,595
Integra LifeSciences Holdings Corp.(b)(c)	122,254	1,603,973
Krystal Biotech, Inc.(b)(c)	2,904	633,072
LeMaitre Vascular, Inc.	2,811	233,172
Ligand Pharmaceuticals, Inc.(b)	1,317	267,588
Merit Medical Systems, Inc.(b)(c)	18,595	1,610,141
Myriad Genetics, Inc.(b)	135,638	1,034,918
National HealthCare Corp.	14,843	2,022,953
Neogen Corp.(b)(c)	179,980	1,076,280
NeoGenomics, Inc.(b)(c)	107,682	1,302,952
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	785	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	785	0
Omnicell, Inc.(b)	40,940	1,494,719
Organon & Co.(c)	707,437	5,454,339
Pacira BioSciences, Inc.(b)(c)	29,869	704,012
Pediatrix Medical Group, Inc.(b)	134,274	3,234,661
Phibro Animal Health Corp., Class A	35,718	1,495,870
Prestige Consumer Healthcare, Inc.(b)	20,211	1,203,565
Privia Health Group, Inc.(b)(c)	95,853	2,335,938
Progyny, Inc.(b)	62,271	1,642,086
Protagonist Therapeutics, Inc.(b)	4,080	367,200
QuidelOrtho Corp.(b)(c)	115,664	3,163,410
RadNet, Inc.(b)(c)	30,953	2,562,599
Sarepta Therapeutics, Inc.(b)(c)	167,806	3,580,980
Schrodinger, Inc.(b)(c)	14,571	255,867
Select Medical Holdings Corp.	534,774	8,283,649
STAAR Surgical Co., (Acquired 12/15/2023 - 10/23/2025; Cost $250,454)(b)(c)(f)	9,033	239,736
Supernus Pharmaceuticals, Inc.(b)(c)	16,191	738,148
Tandem Diabetes Care, Inc.(b)(c)	94,222	1,979,604
Teleflex, Inc.(c)	27,233	3,116,000
TG Therapeutics, Inc.(b)(c)	15,921	529,532
TransMedics Group, Inc.(b)(c)	5,592	818,166
U.S. Physical Therapy, Inc.	10,148	749,430
UFP Technologies, Inc.(b)(c)	3,268	740,823
Veracyte, Inc.(b)(c)	17,411	824,237
Vericel Corp.(b)(c)	8,849	356,172
Vir Biotechnology, Inc.(b)(c)	4,175	26,804
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Waystar Holding Corp.(b)	28,044	$1,035,104
Xencor, Inc.(b)(c)	19,634	340,061
		104,490,624
Industrials-18.41%
AAR Corp.(b)	43,625	3,630,036
ABM Industries, Inc.(c)	216,277	9,299,911
Air Lease Corp., Class A	49,169	3,143,374
Alamo Group, Inc.	8,963	1,437,396
Albany International Corp., Class A(c)	22,152	1,056,207
Allegiant Travel Co.(b)(c)	47,362	3,599,512
Amentum Holdings, Inc.(b)	615,563	17,623,569
American Woodmark Corp.(b)(c)	29,415	1,621,649
Apogee Enterprises, Inc.	38,501	1,401,821
ArcBest Corp.	66,598	4,273,594
Arcosa, Inc.(c)	32,383	3,450,085
Armstrong World Industries, Inc.	9,209	1,747,316
Astec Industries, Inc.	33,072	1,463,767
AZZ, Inc.	15,596	1,644,130
Boise Cascade Co.	88,253	6,728,409
Brady Corp., Class A	22,542	1,763,686
CoreCivic, Inc.(b)(c)	113,165	2,042,628
CSG Systems International, Inc.	21,705	1,709,703
CSW Industrials, Inc.	4,117	1,119,289
Deluxe Corp.	126,090	2,562,149
DNOW, Inc.(b)(c)	180,072	2,513,805
DXP Enterprises, Inc.(b)	19,215	1,806,018
Dycom Industries, Inc.(b)	22,247	8,042,958
Enerpac Tool Group Corp.	16,035	607,245
Enpro, Inc.	5,663	1,262,000
Enviri Corp.(b)(c)	218,244	4,002,595
ESCO Technologies, Inc.	6,118	1,302,583
Everus Construction Group, Inc.(b)	48,969	4,503,189
Federal Signal Corp.	18,263	2,081,982
Forward Air Corp.(b)(c)	97,756	2,245,455
Franklin Electric Co., Inc.	25,068	2,385,220
Gates Industrial Corp. PLC(b)	155,655	3,542,708
GEO Group, Inc. (The)(b)	131,919	2,079,043
Gibraltar Industries, Inc.(b)	23,442	1,171,162
Granite Construction, Inc.	43,622	4,690,674
Greenbrier Cos., Inc. (The)	88,891	3,953,872
Griffon Corp.	36,855	2,764,125
Hayward Holdings, Inc.(b)	80,600	1,325,870
Healthcare Services Group, Inc.(b)	128,661	2,416,254
Heartland Express, Inc.(c)	123,704	972,313
Heidrick & Struggles International, Inc.(c)	27,699	1,630,640
Hertz Global Holdings, Inc.(b)(c)	1,699,578	8,905,789
Hillenbrand, Inc.	134,000	4,266,560
HNI Corp.(c)	65,777	2,731,061
Hub Group, Inc., Class A	121,246	4,676,458
Insteel Industries, Inc.	17,530	536,067
Interface, Inc.	57,357	1,600,834
JBT Marel Corp.	23,073	3,242,449
JetBlue Airways Corp.(b)(c)	2,075,418	9,484,660
Kadant, Inc.(c)	3,630	1,009,576
Kennametal, Inc.	107,629	2,979,171
Korn Ferry	43,991	2,893,288
Lindsay Corp.	5,499	632,000
Liquidity Services, Inc.(b)(c)	19,201	576,798
ManpowerGroup, Inc.	533,875	15,354,245
Marten Transport Ltd.	88,922	911,451
MasterBrand, Inc.(b)(c)	253,095	2,806,824
Matson, Inc.	39,086	4,259,592
	Shares	Value
Industrials-(continued)
Mercury Systems, Inc.(b)	14,345	$1,002,572
MillerKnoll, Inc.	211,205	3,343,375
Moog, Inc., Class A	21,908	5,031,829
Mueller Water Products, Inc., Class A	65,710	1,592,810
MYR Group, Inc.(b)	22,393	5,023,198
National Presto Industries, Inc.(c)	4,646	436,027
OPENLANE, Inc.(b)	73,428	1,868,008
Pitney Bowes, Inc.(c)	201,700	1,988,762
Powell Industries, Inc.	4,442	1,435,743
Proto Labs, Inc.(b)	11,543	586,615
Quanex Building Products Corp.(c)	137,355	1,780,121
Resideo Technologies, Inc.(b)	236,105	7,789,104
Robert Half, Inc.(c)	183,627	4,965,274
Rush Enterprises, Inc., Class A(c)	156,549	8,149,941
RXO, Inc.(b)(c)	383,878	5,074,867
Schneider National, Inc., Class B(c)	264,971	5,990,994
SkyWest, Inc.(b)	41,253	4,188,005
SPX Technologies, Inc.(b)	12,548	2,698,322
Standex International Corp.	4,448	1,090,472
Sun Country Airlines Holdings, Inc.(b)(c)	97,991	1,342,477
Sunrun, Inc.(b)	150,082	3,039,161
Tennant Co.	18,128	1,325,701
Titan International, Inc.(b)(c)	242,954	1,965,498
Trinity Industries, Inc.	104,525	2,772,003
UniFirst Corp.	16,468	2,841,553
Verra Mobility Corp., Class A(b)	42,022	916,920
Vestis Corp.(c)	770,854	4,995,134
Vicor Corp.(b)	8,592	767,695
Werner Enterprises, Inc.(c)	124,861	3,191,447
WillScot Holdings Corp.	117,514	2,320,902
Worthington Enterprises, Inc.	20,106	1,103,015
Zurn Elkay Water Solutions Corp.	40,938	1,952,743
		286,055,053
Information Technology-8.29%
A10 Networks, Inc.	17,647	303,881
ACI Worldwide, Inc.(b)	39,587	1,855,047
Adeia, Inc.	27,935	345,556
Advanced Energy Industries, Inc.	12,095	2,554,343
Agilysys, Inc.(b)(c)	2,971	365,314
Alarm.com Holdings, Inc.(b)	19,899	1,033,952
Alpha & Omega Semiconductor Ltd.(b)	27,305	553,745
Arlo Technologies, Inc.(b)(c)	33,458	485,141
Axcelis Technologies, Inc.(b)(c)	12,672	1,048,861
Badger Meter, Inc.	5,586	997,324
Benchmark Electronics, Inc.	75,393	3,387,407
BlackLine, Inc.(b)(c)	14,187	808,517
Box, Inc., Class A(b)(c)	40,377	1,192,737
Calix, Inc.(b)	15,491	856,188
CEVA, Inc.(b)	5,112	110,368
CleanSpark, Inc.(b)(c)	70,858	1,069,956
Clear Secure, Inc., Class A	25,899	919,415
Cohu, Inc.(b)(c)	20,978	510,185
Corsair Gaming, Inc.(b)(c)	188,784	1,230,872
CTS Corp.	14,081	596,049
Digi International, Inc.(b)	13,799	577,212
DigitalOcean Holdings, Inc.(b)(c)	27,638	1,230,444
Diodes, Inc.(b)(c)	30,842	1,425,209
DXC Technology Co.(b)(c)	1,037,613	13,696,492
Enphase Energy, Inc.(b)	46,725	1,348,016
ePlus, Inc.	33,805	3,028,928
Extreme Networks, Inc.(b)	57,315	1,003,013
FormFactor, Inc.(b)	30,159	1,659,348
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Grid Dynamics Holdings, Inc.(b)	57,938	$507,537
Harmonic, Inc.(b)	78,681	752,190
Ichor Holdings Ltd.(b)	63,166	1,061,189
Impinj, Inc.(b)(c)	2,061	354,224
Insight Enterprises, Inc.(b)	76,855	6,653,337
InterDigital, Inc.	3,512	1,256,418
Itron, Inc.(b)	23,712	2,348,436
Knowles Corp.(b)	29,209	656,618
Kulicke & Soffa Industries, Inc. (Singapore)	19,492	879,284
LiveRamp Holdings, Inc.(b)	32,389	934,423
MARA Holdings, Inc.(b)(c)	56,557	667,938
MaxLinear, Inc.(b)	26,787	417,074
Mirion Technologies, Inc.(b)	48,572	1,263,843
N-able, Inc.(b)	65,593	472,270
NCR Voyix Corp.(b)(c)	245,223	2,479,205
NetScout Systems, Inc.(b)	37,447	1,006,575
OSI Systems, Inc.(b)(c)	8,284	2,243,721
PC Connection, Inc.	53,379	3,098,117
PDF Solutions, Inc.(b)(c)	11,252	304,929
Penguin Solutions, Inc.(b)(c)	61,462	1,243,376
Photronics, Inc.(b)	43,689	1,000,915
Plexus Corp.(b)(c)	33,887	4,844,147
Progress Software Corp.(b)(c)	23,078	955,660
Q2 Holdings, Inc.(b)	10,198	735,582
Qorvo, Inc.(b)	47,542	4,083,382
Ralliant Corp.	38,520	1,901,732
Rogers Corp.(b)	11,812	989,964
Sanmina Corp.(b)	75,817	11,839,962
ScanSource, Inc.(b)	81,641	3,357,078
Semtech Corp.(b)	18,790	1,393,466
SiTime Corp.(b)	1,213	361,110
SolarEdge Technologies, Inc.(b)	38,307	1,399,355
Sprinklr, Inc., Class A(b)	119,609	864,773
SPS Commerce, Inc.(b)	7,199	599,821
Teradata Corp.(b)	91,395	2,617,553
TTM Technologies, Inc.(b)	62,301	4,372,284
Ultra Clean Holdings, Inc.(b)	100,877	2,558,241
Veeco Instruments, Inc.(b)(c)	31,175	911,245
Viasat, Inc.(b)	180,736	6,204,667
Viavi Solutions, Inc.(b)	106,220	1,905,587
Vishay Intertechnology, Inc.	223,243	3,051,732
		128,742,480
Materials-5.60%
AdvanSix, Inc.	85,783	1,320,200
Alpha Metallurgical Resources, Inc.(b)(c)	19,504	3,105,232
Balchem Corp.(c)	7,157	1,117,995
Celanese Corp.(c)	259,097	10,791,390
Century Aluminum Co.(b)	126,268	3,784,252
Chemours Co. (The)(c)	417,699	5,342,370
Element Solutions, Inc.	110,362	2,860,583
FMC Corp.(c)	130,781	1,868,861
H.B. Fuller Co.(c)	66,351	3,866,936
Hawkins, Inc.	6,681	868,664
Hecla Mining Co.	109,655	1,844,397
Ingevity Corp.(b)(c)	27,076	1,414,179
Innospec, Inc.	24,795	1,853,674
Kaiser Aluminum Corp.	47,822	4,593,303
Koppers Holdings, Inc.	83,074	2,464,806
Materion Corp.	18,122	2,214,327
Metallus, Inc.(b)(c)	74,263	1,255,787
Minerals Technologies, Inc.	37,570	2,203,481
	Shares	Value
Materials-(continued)
O-I Glass, Inc.(b)(c)	592,704	$7,989,650
Quaker Chemical Corp.(c)	15,127	2,085,257
Sealed Air Corp.	187,616	8,058,107
Sensient Technologies Corp.	17,223	1,679,070
Stepan Co.	53,724	2,435,309
SunCoke Energy, Inc.	277,927	1,812,084
Sylvamo Corp.(c)	95,280	4,513,414
Warrior Met Coal, Inc.	24,488	1,917,166
Worthington Steel, Inc.	112,164	3,785,535
		87,046,029
Real Estate-3.37%
Acadia Realty Trust(c)	22,215	456,963
Alexander & Baldwin, Inc.	13,773	215,272
American Assets Trust, Inc.	27,180	530,010
Apple Hospitality REIT, Inc.	131,905	1,568,350
Armada Hoffler Properties, Inc.(c)	84,762	556,886
Brandywine Realty Trust(c)	126,262	433,079
CareTrust REIT, Inc.	12,292	461,319
Centerspace(c)	5,085	339,475
Curbline Properties Corp.(c)	7,289	174,499
Cushman & Wakefield Ltd.(b)	704,183	11,795,065
DiamondRock Hospitality Co.	156,365	1,424,485
Douglas Emmett, Inc.(c)	68,529	835,369
Easterly Government Properties, Inc.(c)	15,110	329,398
Elme Communities(c)	16,053	278,680
Essential Properties Realty Trust, Inc.	19,004	601,667
eXp World Holdings, Inc.(c)	475,681	5,398,979
Four Corners Property Trust, Inc.	12,107	291,052
Getty Realty Corp.(c)	8,255	235,020
Global Net Lease, Inc.(c)	88,851	729,467
Highwoods Properties, Inc.	28,786	800,251
Innovative Industrial Properties, Inc.(c)	5,669	280,332
JBG SMITH Properties, (Acquired 03/17/2023 - 10/23/2025; Cost $348,373)(c)(f)	24,655	449,461
Kennedy-Wilson Holdings, Inc.(c)	66,119	643,338
LTC Properties, Inc.	6,689	244,082
LXP Industrial Trust	8,969	434,996
Macerich Co. (The)(c)	58,028	1,007,366
Marcus & Millichap, Inc.(c)	25,344	742,579
Medical Properties Trust, Inc.	233,542	1,345,202
Millrose Properties, Inc.(c)	141,946	4,323,675
NexPoint Residential Trust, Inc.	8,422	267,904
Outfront Media, Inc.	110,572	2,601,759
Pebblebrook Hotel Trust(c)	145,542	1,650,446
Phillips Edison & Co., Inc.	22,124	785,402
Ryman Hospitality Properties, Inc.	28,124	2,683,873
Safehold, Inc.(c)	26,655	369,705
Saul Centers, Inc.	9,741	302,945
SITE Centers Corp.(c)	25,187	185,376
SL Green Realty Corp.	18,150	855,409
St. Joe Co. (The)	9,476	571,687
Summit Hotel Properties, Inc.(c)	145,126	777,875
Sunstone Hotel Investors, Inc.(c)	112,958	1,057,287
Tanger, Inc.	17,926	601,955
Terreno Realty Corp.(c)	8,233	516,950
Universal Health Realty Income Trust	2,658	108,048
Urban Edge Properties(c)	24,432	469,583
Veris Residential, Inc.	19,568	294,694
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Whitestone REIT	13,640	$181,276
Xenia Hotels & Resorts, Inc.(c)	87,278	1,220,146
		52,428,637
Utilities-1.11%
American States Water Co.	9,391	692,774
Avista Corp.	62,432	2,583,436
California Water Service Group	25,422	1,153,396
Chesapeake Utilities Corp.(c)	7,954	1,106,083
Clearway Energy, Inc., Class A	32,092	1,097,546
Clearway Energy, Inc., Class C	29,141	1,067,143
H2O America	17,852	828,868
MDU Resources Group, Inc.(c)	184,681	3,937,399
MGE Energy, Inc.	9,678	801,532
Middlesex Water Co.	4,167	213,809
Northwest Natural Holding Co.	33,880	1,676,044
Otter Tail Corp.	18,228	1,498,342
Unitil Corp.	12,125	609,039
		17,265,411
Total Common Stocks & Other Equity Interests (Cost $1,357,812,749)		1,551,440,659
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(g)(h) (Cost $1,198,068)	1,198,068	1,198,068
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,359,010,817)		1,552,638,727
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.63%
Invesco Private Government Fund, 4.00%(g)(h)(i)	86,942,343	$86,942,343
Invesco Private Prime Fund, 4.12%(g)(h)(i)	217,927,601	217,992,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $304,938,759)		304,935,322
TOTAL INVESTMENTS IN SECURITIES-119.57% (Cost $1,663,949,576)		1,857,574,049
OTHER ASSETS LESS LIABILITIES-(19.57)%		(304,068,616)
NET ASSETS-100.00%		$1,553,505,433

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at November 30, 2025 was $689,197, which represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$935,297	$19,839,558	$(19,576,787)	$-	$-	$1,198,068	$10,838
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$94,544,508	$106,859,020	$(114,461,185)	$-	$-	$86,942,343	$937,680 *
Invesco Private Prime Fund	247,215,599	243,308,208	(272,527,852)	(25,243)	22,267	217,992,979	2,530,297 *
Total	$342,695,404	$370,006,786	$(406,565,824)	$(25,243)	$22,267	$306,133,390	$3,478,815

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Communication Services-5.07%
AT&T, Inc.	1,698,988	$44,207,668
Consumer Discretionary-11.29%
Best Buy Co., Inc.	533,479	42,294,215
Hasbro, Inc.	82,041	6,776,587
Macy’s, Inc.	1,773,192	39,648,573
Marriott Vacations Worldwide Corp.(b)	102,427	5,592,514
Vail Resorts, Inc.(b)	28,743	4,030,056
		98,341,945
Consumer Staples-9.53%
Campbell’s Co. (The)(b)	473,661	14,437,187
General Mills, Inc.(b)	564,659	26,736,604
Target Corp.	461,701	41,839,345
		83,013,136
Energy-23.50%
Antero Midstream Corp.	98,463	1,773,319
APA Corp.	636,931	15,904,167
Chevron Corp.	279,033	42,170,257
Chord Energy Corp.	86,176	8,088,479
HF Sinclair Corp.	736,253	38,955,146
Murphy Oil Corp.(b)	147,167	4,719,646
ONEOK, Inc.(b)	582,306	42,403,523
PBF Energy, Inc., Class A	1,472,495	50,771,628
		204,786,165
Financials-17.70%
Comerica, Inc.	87,794	7,056,882
Invesco Ltd.(c)	392,086	9,586,503
KeyCorp	853,456	15,686,521
Regions Financial Corp.	577,343	14,693,379
T. Rowe Price Group, Inc.	100,124	10,250,695
Truist Financial Corp.	995,623	46,296,469
U.S. Bancorp	917,159	44,986,649
Valley National Bancorp	502,209	5,685,006
		154,242,104
Health Care-8.26%
CVS Health Corp.	529,315	42,535,753
DENTSPLY SIRONA, Inc.(b)	408,422	4,631,506
Perrigo Co. PLC	289,653	3,866,868
Viatris, Inc.	1,957,809	20,928,978
		71,963,105
Information Technology-4.40%
HP, Inc.	1,569,383	38,324,333
Materials-2.69%
Eastman Chemical Co.	219,891	13,650,833
Sonoco Products Co.	232,663	9,811,399
		23,462,232
Real Estate-5.91%
Agree Realty Corp.	12,740	958,303
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	69,294	$1,811,345
COPT Defense Properties	38,495	1,182,951
Cousins Properties, Inc.	50,449	1,300,575
CubeSmart	37,456	1,394,487
Extra Space Storage, Inc.	31,534	4,199,383
Federal Realty Investment Trust	17,737	1,751,174
Host Hotels & Resorts, Inc.	511,441	9,016,705
Kimco Realty Corp.	136,962	2,829,635
Kite Realty Group Trust(b)	54,259	1,255,553
Lamar Advertising Co., Class A(b)	26,665	3,530,179
PotlatchDeltic Corp.	36,685	1,476,205
Rayonier, Inc.	66,183	1,469,925
Rexford Industrial Realty, Inc.(b)	33,507	1,394,226
Simon Property Group, Inc.	48,604	9,055,897
STAG Industrial, Inc.	30,182	1,185,549
UDR, Inc.(b)	66,948	2,438,246
VICI Properties, Inc.	182,021	5,245,845
		51,496,183
Utilities-11.35%
ALLETE, Inc.	32,991	2,230,851
Black Hills Corp.	49,831	3,677,029
Dominion Energy, Inc.	361,537	22,693,678
Edison International	437,772	25,780,393
FirstEnergy Corp.	430,702	20,553,099
NorthWestern Energy Group, Inc.	35,941	2,483,164
Portland General Electric Co.	104,027	5,286,652
Spire, Inc.	40,532	3,593,567
UGI Corp.	318,563	12,599,167
		98,897,600
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $785,573,267)		868,734,471
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.72%
Invesco Private Government Fund, 4.00%(c)(d)(e)	13,955,008	13,955,008
Invesco Private Prime Fund, 4.12%(c)(d)(e)	35,845,779	35,856,533
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,811,541)		49,811,541
TOTAL INVESTMENTS IN SECURITIES-105.42% (Cost $835,384,808)		918,546,012
OTHER ASSETS LESS LIABILITIES-(5.42)%		(47,244,981)
NET ASSETS-100.00%		$871,301,031

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$8,601,829	$263,424	$(276,108)	$964,227	$33,131	$9,586,503	$80,376
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	10,800,733	(10,800,733)	-	-	-	9,864
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,020,130	56,115,598	(72,180,720)	-	-	13,955,008	85,093 *
Invesco Private Prime Fund	77,971,627	108,601,904	(150,716,926)	(2,426)	2,354	35,856,533	223,584 *
Total	$116,593,586	$175,781,659	$(233,974,487)	$961,801	$35,485	$59,398,044	$398,917

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,138,046,228	$-	$-	$7,138,046,228
Money Market Funds	-	100,591,052	-	100,591,052
Total Investments	$7,138,046,228	$100,591,052	$-	$7,238,637,280
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,048,020,125	$-	$-	$1,048,020,125
Money Market Funds	404,685	149,586,179	-	149,990,864
Total Investments	$1,048,424,810	$149,586,179	$-	$1,198,010,989
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,551,440,659	$-	$0	$1,551,440,659
Money Market Funds	1,198,068	304,935,322	-	306,133,390
Total Investments	$1,552,638,727	$304,935,322	$0	$1,857,574,049
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$868,734,471	$-	$-	$868,734,471
Money Market Funds	-	49,811,541	-	49,811,541
Total Investments	$868,734,471	$49,811,541	$-	$918,546,012